                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment / /; Amendment Number: ____
      This Amendment [Check only one.]:      / / is a restatement
                                             / / adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         BVF Inc.
Address:      227 West Monroe Street, Suite 4800
              Chicago, Illinois 60606

Form 13F File Number: 28-6800

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:            Mark N. Lampert
Title:           President
Phone:           (312) 263-7777

Signature, Place and Date of Signing:

        /s/ MARK N. LAMPERT        San Francisco, California         11/14/02
        -------------------       ---------------------------      ------------
            [Signature]                 [City, State]

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

                                   Page 1 of 3
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/ /  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:         31
Form 13F Information Table Value Total:       126,687
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                  No.    Form 13F File Number    Name
                   1           28-6770           BVF Partners L.P.

                                                                  (SEC USE ONLY)
                                    FORM 13F

                       Name of Reporting Manager: BVF Inc.

                                                                                        Column 5:
                                     Column 2:                   Column 4:   ------------ --------- ---------   Column 6:
            Column 1:                Title of       Column 3:      Value        Shrs        Sh/       Put/     Investment
         Name of Issuer               Class           CUSIP      (X$1000)        Prn        Prn       Call     Discretion
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Aclara Biosciences Inc.            Com           00461P106               56       37,000     Sh                  Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Advanced Magnetics Inc.            Com           00753P103            7,230    1,417,633     Sh                  Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Alexion Pharmaceuticals Inc.       Com           015351109            2,196      189,500     Sh                  Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Applied Molecular Evolution        Com           03823E108           10,338    2,637,192     Sh                  Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Arena Pharmaceuticals Inc.         Com           040047102           31,439    5,614,120     Sh                  Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Atherogenics Inc.                  Com           047439104            6,331    1,011,370     Sh                  Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Autoimmune Inc.                    Com           052776101            3,101    3,605,297     Sh                  Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Biocryst Pharmaceuticals, Inc.     Com           09058V103            2,599    2,130,900     Sh                  Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Cortech Inc.                       Com New       22051J308            2,102      762,466     Sh                  Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Corvas Int'l Inc.                  Com           221005101            6,897    5,346,429     Sh                  Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Curagen Corporation                Com           23126R101            3,797      899,700     Sh                  Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
DOV Pharmaceutical Inc.            Com           259858108            8,607    2,049,300     Sh                  Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Epimmune Inc.                      Com           29425Y101              127      105,700     Sh                  Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Essential Therapeutics Inc.        Com           29669A108              482      524,007     Sh                  Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Flamel Technologies S.A.           Sponsored     338488109            3,407    1,315,500     Sh                  Defined
                                   ADR
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Genome Therapeutics Corp.          Com           372430108              271      202,500     Sh                  Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Icos Corp.                         Com           449295104              401       19,100     Sh                  Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Immunogen Inc.                     Com           45253H101              638      196,900     Sh                  Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Insmed Inc.                        Com           457669208              897    2,186,857     Sh                  Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Intrabiotics Pharmaceuticals,      Com           46116T100               94      205,000     Sh                  Defined
Inc.
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Kosan Biosciences Inc.             Com           50064W107              853      130,400     Sh                  Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Neurogen Corp.                     Com           64124E106            8,581    1,068,649     Sh                  Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Paradigm Genetics Inc.             Com           69900R106               95      186,600     Sh                  Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Pharmacyclics Inc.                 Com           716933106            2,886      961,900     Sh                  Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
QLT, Inc.                          Com           746927102              885      115,100     Sh                  Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Repligen Corp.                     Com           759916109            8,568    3,808,100     Sh                  Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Seattle Genetics, Inc.             Com           812578102               36       11,300     Sh                  Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Synaptic Pharmaceutical Corp.      Com           87156R109            8,886    1,798,883     Sh                  Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
3-Dimensional Pharmaceutical       Com           88554W104            4,375    1,473,125     Sh                  Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Viropharma Inc.                    Com           928241108               20       19,500     Sh                  Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Zonagen Inc.                       Com           98975L108              492      468,400     Sh                  Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
CUMULATIVE TOTAL                                                    126,687
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------

                                                                   Column 8:
                                      Column 7:                 Voting Authority
            Column 1:                   Other     -------------- --------------- -----------
         Name of Issuer               Managers         Sole           Shared         None
---------------------------------- -------------- -------------- --------------- -----------
Aclara Biosciences Inc.                  1               37,000
---------------------------------- -------------- -------------- --------------- -----------
Advanced Magnetics Inc.                  1            1,417,633
---------------------------------- -------------- -------------- --------------- -----------
Alexion Pharmaceuticals Inc.             1              189,500
---------------------------------- -------------- -------------- --------------- -----------
Applied Molecular Evolution              1            2,637,192
---------------------------------- -------------- -------------- --------------- -----------
Arena Pharmaceuticals Inc.               1            5,614,120
---------------------------------- -------------- -------------- --------------- -----------
Atherogenics Inc.                        1            1,011,370
---------------------------------- -------------- -------------- --------------- -----------
Autoimmune Inc.                          1            3,605,297
---------------------------------- -------------- -------------- --------------- -----------
Biocryst Pharmaceuticals, Inc.           1            2,130,900
---------------------------------- -------------- -------------- --------------- -----------
Cortech Inc.                             1              762,466
---------------------------------- -------------- -------------- --------------- -----------
Corvas Int'l Inc.                        1            5,346,429
---------------------------------- -------------- -------------- --------------- -----------
Curagen Corporation                      1              899,700
---------------------------------- -------------- -------------- --------------- -----------
DOV Pharmaceutical Inc.                  1            2,049,300
---------------------------------- -------------- -------------- --------------- -----------
Epimmune Inc.                            1              105,700
---------------------------------- -------------- -------------- --------------- -----------
Essential Therapeutics Inc.              1              524,007
---------------------------------- -------------- -------------- --------------- -----------
Flamel Technologies S.A.                 1            1,315,500
---------------------------------- -------------- -------------- --------------- -----------
Genome Therapeutics Corp.                1              202,500
---------------------------------- -------------- -------------- --------------- -----------
Icos Corp.                               1               19,100
---------------------------------- -------------- -------------- --------------- -----------
Immunogen Inc.                           1              196,900
---------------------------------- -------------- -------------- --------------- -----------
Insmed Inc.                              1            2,186,857
---------------------------------- -------------- -------------- --------------- -----------
Intrabiotics Pharmaceuticals,            1              205,000
Inc.
---------------------------------- -------------- -------------- --------------- -----------
Kosan Biosciences Inc.                   1              130,400
---------------------------------- -------------- -------------- --------------- -----------
Neurogen Corp.                           1            1,068,649
---------------------------------- -------------- -------------- --------------- -----------
Paradigm Genetics Inc.                   1              186,600
---------------------------------- -------------- -------------- --------------- -----------
Pharmacyclics Inc.                       1              961,900
---------------------------------- -------------- -------------- --------------- -----------
QLT, Inc.                                1              115,100
---------------------------------- -------------- -------------- --------------- -----------
Repligen Corp.                           1            3,808,100
---------------------------------- -------------- -------------- --------------- -----------
Seattle Genetics, Inc.                   1               11,300
---------------------------------- -------------- -------------- --------------- -----------
Synaptic Pharmaceutical Corp.            1            1,798,883
---------------------------------- -------------- -------------- --------------- -----------
3-Dimensional Pharmaceutical             1            1,473,125
---------------------------------- -------------- -------------- --------------- -----------
Viropharma Inc.                          1               19,500
---------------------------------- -------------- -------------- --------------- -----------
Zonagen Inc.                             1              468,400
---------------------------------- -------------- -------------- --------------- -----------
CUMULATIVE TOTAL
---------------------------------- -------------- -------------- --------------- -----------